Prepaid Expenses and Other Current Assets (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid rent	$ 27,000	$ 26,000
Prepaid insurance	31,000	11,000
Prepaid licenses		6,000
Prepaid fees	5,000	3,000
Prepaid deposit	8,000
Prepaid professional fees	20,000
Total	$ 91,000	$ 46,000